VistaShares Target 15 DRUKMacro Distribution ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 81.5%	Shares	Value
Banking - 1.8%
Citigroup, Inc.	381	$38,569

Call Options - 2.8%
Flutter Entertainment PLC(a)	248	57,682

Consumer Discretionary Services - 1.6%
Restaurant Brands International, Inc.	512	33,633

Consumer Staple Products - 4.0%
Philip Morris International, Inc.	577	83,278

Health Care - 32.2%(b)
Eli Lilly & Co.	68	58,675
Insmed, Inc.(a)	84	15,926
Natera, Inc.(a)	2,017	401,242
Teva Pharmaceutical Industries Ltd., ADR(a)	9,485	194,253
		670,096

Industrial Products - 11.5%
Entegris, Inc.	1,032	94,500
Woodward, Inc.	548	143,637
		238,137

Media - 7.9%
Roku, Inc. - Class A(a)	652	69,197
Warner Bros Discovery, Inc.(a)	4,192	94,110
		163,307

Oil & Gas - 2.4%
EQT Corp.	917	49,133

Retail & Wholesale - Discretionary - 9.6%
Coupang, Inc. - Class A(a)	2,801	89,548
MercadoLibre, Inc.(a)	36	83,781
Sea Ltd. - Class A, ADR(a)	172	26,875
		200,204

Software & Tech Services - 6.2%
DocuSign, Inc.(a)	853	62,388
Microsoft Corp.	128	66,280
		128,668

Tech Hardware & Semiconductors - 1.5%
Coherent Corp.(a)	41	5,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88	26,438
		31,848

TOTAL COMMON STOCKS (Cost $1,615,325)		1,694,555

PURCHASED OPTIONS - 7.2%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 7.0%
Citigroup, Inc., Expiration: 11/21/2025; Exercise Price: $105.00	$30,369	3	397
Coherent Corp., Expiration: 11/7/2025; Exercise Price: $90.00	92,372	7	29,295
Coherent Corp., Expiration: 11/21/2025; Exercise Price: $135.00	92,372	7	6,020
Entegris, Inc., Expiration: 11/21/2025; Exercise Price: $120.00	91,570	10	375
EQT Corp., Expiration: 11/21/2025; Exercise Price: $65.00	48,222	9	45
Flutter Entertainment PLC, Expiration: 11/21/2025; Exercise Price: $270.00	35,070	2	405
Insmed, Inc., Expiration: 11/21/2025; Exercise Price: $200.00	189,600	10	4,700
Insmed, Inc., Expiration: 11/21/2025; Exercise Price: $130.00	189,600	10	59,500
Microsoft Corp., Expiration: 11/21/2025; Exercise Price: $575.00	51,781	1	69
Natera, Inc., Expiration: 11/21/2025; Exercise Price: $210.00	397,860	20	15,800
Sea Ltd., Expiration: 11/21/2025; Exercise Price: $175.00	15,625	1	428
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/7/2025; Exercise Price: $230.00	120,172	4	28,260
			145,294

Put Options - 0.2%
Philip Morris International, Inc., Expiration: 11/21/2025; Exercise Price: $145.00	72,165	5	1,900
Roku, Inc., Expiration: 11/21/2025; Exercise Price: $90.00	63,678	6	342
Teva Pharmaceutical Industries Ltd., Expiration: 11/21/2025; Exercise Price: $18.00	192,512	94	2,350
			4,592

TOTAL PURCHASED OPTIONS (Cost $139,797)			149,886

SHORT-TERM INVESTMENTS - 19.5%
Money Market Funds - 19.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(f)	404,360	404,360

TOTAL SHORT-TERM INVESTMENTS (Cost $404,360)		404,360

TOTAL INVESTMENTS - 108.2% (Cost $2,159,482)		$2,248,801
Liabilities in Excess of Other Assets - (8.2)%		(170,821)
TOTAL NET ASSETS - 100.0%		$2,077,980

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.

VistaShares Target 15 DRUKMacro Distribution ETF
Schedule of Written Options Contracts
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.9)%
Citigroup, Inc., Expiration: 11/21/2025; Exercise Price: $100.00	$(30,369)	(3)	$(1,057)
Coherent Corp., Expiration: 11/21/2025; Exercise Price: $125.00	(92,372)	(7)	(9,520)
Coupang, Inc., Expiration: 11/21/2025; Exercise Price: $35.00	(89,516)	(28)	(1,260)
DocuSign, Inc., Expiration: 11/21/2025; Exercise Price: $77.50	(58,512)	(8)	(1,120)
Entegris, Inc., Expiration: 11/21/2025; Exercise Price: $105.00	(91,570)	(10)	(1,225)
EQT Corp., Expiration: 11/21/2025; Exercise Price: $60.00	(48,222)	(9)	(373)
Flutter Entertainment PLC, Expiration: 11/21/2025; Exercise Price: $250.00	(35,070)	(2)	(940)
Insmed, Inc., Expiration: 11/21/2025; Exercise Price: $175.00	(189,600)	(10)	(17,500)
Microsoft Corp., Expiration: 11/21/2025; Exercise Price: $545.00	(51,781)	(1)	(303)
Natera, Inc., Expiration: 11/21/2025; Exercise Price: $185.00	(397,860)	(20)	(40,300)
Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $70.00	(32,845)	(5)	(125)
Sea Ltd., Expiration: 11/21/2025; Exercise Price: $170.00	(15,625)	(1)	(528)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/21/2025; Exercise Price: $330.00	(120,172)	(4)	(1,020)
Warner Bros Discovery, Inc., Expiration: 11/21/2025; Exercise Price: $23.00	(92,045)	(41)	(2,727)
Woodward, Inc., Expiration: 11/21/2025; Exercise Price: $280.00	(131,055)	(5)	(2,525)
			(80,523)

Put Options - (0.7)%
Philip Morris International, Inc., Expiration: 11/21/2025; Exercise Price: $155.00	(72,165)	(5)	(5,500)
Roku, Inc., Expiration: 11/21/2025; Exercise Price: $100.00	(63,678)	(6)	(1,458)
Teva Pharmaceutical Industries Ltd., Expiration: 11/21/2025; Exercise Price: $20.00	(192,512)	(94)	(7,285)
			(14,243)

TOTAL WRITTEN OPTIONS (Premiums received $64,407)			(94,766)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.